FIFTH THIRD FUNDS

                       SUPPLEMENT DATED MAY 1, 2007 TO THE
     STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
          A, B, C AND ADVISOR SHARES PROSPECTUS DATED NOVEMBER 29, 2006
  AND THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2006

FIFTH THIRD FUNDS -- SHARE CLASS CLOSURES -- CLASS B SHARES

Class B Shares will be closed to all purchases effective May 11, 2007. New and existing shareholders will not be allowed to purchase Class B Shares, however dividends may continue to be reinvested automatically without incurring a sales charge. Existing shareholders owning Class B Shares will still be able to exchange to Class B Shares of other Fifth Third Funds and will be able to redeem shares as described in the Prospectus. Please contact the Fifth Third Funds sales support team at 1-877-53-FUNDS (38637) with any questions.

CHANGES TO SERVICE PROVIDERS

Effective on or about May 11, 2007, all references to BISYS Fund Services Ohio, Inc. ("BISYS") as the Trust's Distributor and Transfer agent are deleted in their entirety. Effective on or about such date:

     o The Distributor is ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

     o The Transfer Agent is Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021.

Effective on or about May 31, 2007, all references to BISYS as the Trust's Sub-administrator, Sub-accounting agent, and Custodian are deleted in their entirety. Effective on or about such date:

     o The Sub-administrator will be State Street Bank and Trust Company ("State Street"), State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

     o The Custodian will be State Street, 801 Pennsylvania Avenue, Kansas City, MO 64105.

     o The Sub-accounting Agent will be State Street, 801 Pennsylvania Avenue, Kansas City, MO 64105.

CHANGES TO TRUST'S ADDRESS AND CONTACT INFORMATION FOR SHAREHOLDER TRANSACTIONS

Effective immediately, the new address of the Trust is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Effective on or about May 11, 2007, the information under "Shareholder Contact Information" in the Prospectus is amended to reflect the following new contact information to which you should write in order to purchase, sell, and exchange shares for accounts held with the Trust: 30 Dan Road, Canton, Massachusetts 02021. The telephone number, 1-800-282-5706, remains unchanged.

SALES CHARGE REDUCTIONS -- CLASS A AND ADVISOR SHARES

Fifth Third Funds allows shareholders to include existing Class A, B, C, and Advisor Shares (with the exception of money market funds held in each class) in their rights of accumulation values to lower their sales charge on purchasing Class A and Advisor Shares.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                  APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

                                                                 SP-ABCADV 0507

                                FIFTH THIRD FUNDS

 SUPPLEMENT DATED MAY 1, 2007 TO THE STOCK AND BOND AND ASSET ALLOCATION FUNDS INSTITUTIONAL SHARES PROSPECTUS, THE EQUITY INDEX FUND AND INSTITUTIONAL MONEY
     MARKET MUTUAL FUNDS SELECT SHARES, PREFERRED SHARES, AND TRUST SHARES PROSPECTUSES, THE MONEY MARKET MUTUAL FUNDS AND INSTITUTIONAL MONEY MARKET FUNDS INSTITUTIONAL SHARES PROSPECTUSES, THE U.S. TREASURY MONEY MARKET FUND PREFERRED
                SHARES PROSPECTUS, EACH DATED NOVEMBER 29, 2006

CHANGES TO SERVICE PROVIDERS

Effective on or about May 11, 2007, all references to BISYS Fund Services Ohio, Inc. ("BISYS") as the Trust's Distributor and Transfer agent are deleted in their entirety. Effective on or about such date:

     o The Distributor is ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

     o The Transfer Agent is Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021.

Effective on or about May 31, 2007, all references to BISYS as the Trust's Sub-administrator, Sub-accounting agent, and Custodian are deleted in their entirety. Effective on or about such date:

     o The Sub-administrator will be State Street Bank and Trust Company ("State Street"), State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

     o The Custodian will be State Street, 801 Pennsylvania Avenue, Kansas City, MO 64105.

     o The Sub-accounting Agent will be State Street, 801 Pennsylvania Avenue, Kansas City, MO 64105.

CHANGES TO TRUST'S ADDRESS AND CONTACT INFORMATION FOR SHAREHOLDER TRANSACTIONS

Effective immediately, the new address of the Trust is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Effective on or about May 11, 2007, the information under "Shareholder Contact Information" in the Prospectus is amended to reflect the following new contact information to which you should write in order to purchase, sell, and exchange shares for accounts held with the Trust: 30 Dan Road, Canton, Massachusetts 02021. The telephone number, 1-800-282-5706, remains unchanged.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                  APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.